Schedule of Investments

AllianzGI Dividend, Interest & Premium Strategy Fund (formerly AllianzGI NFJ Dividend, Interest & Premium Strategy Fund) †

April 30, 2020 (unaudited)

Shares		Value^
COMMON STOCK - 64.1%
Aerospace & Defense - 1.3%
38,597	Lockheed Martin Corp.	$15,016,549

Banks - 4.2%
473,266	Bank of America Corp.	11,382,047
322,158	Citigroup, Inc.	15,643,993
163,500	JPMorgan Chase & Co.	15,656,760
59,073	PNC Financial Services Group, Inc.	6,301,317
		48,984,117

Beverages - 0.6%
157,141	Coca-Cola Co.	7,211,200

Biotechnology - 0.7%
36,157	Amgen, Inc.	8,649,478

Capital Markets - 3.1%
50,500	Ameriprise Financial, Inc.	5,804,470
38,057	CME Group, Inc.	6,782,138
108,224	Intercontinental Exchange, Inc.	9,680,637
169,780	Morgan Stanley (g)	6,694,425
70,101	Nasdaq, Inc.	7,687,977
		36,649,647

Chemicals - 2.1%
94,481	Celanese Corp.	7,848,537
47,443	Ecolab, Inc.	9,180,220
43,211	Linde PLC	7,950,392
		24,979,149

Communications Equipment - 0.7%
181,786	Cisco Systems, Inc.	7,704,091

Construction & Engineering - 0.6%
118,397	EMCOR Group, Inc.	7,521,761

Consumer Finance - 0.6%
72,021	American Express Co.	6,571,916

Containers & Packaging - 0.7%
71,575	Avery Dennison Corp.	7,901,164

Diversified Telecommunication Services - 1.7%
237,810	AT&T, Inc. (g)	7,246,071
146,729	Frontier Communications Corp. (i)	12,560
222,913	Verizon Communications, Inc.	12,806,352
		20,064,983

Electric Utilities - 2.5%
146,824	Alliant Energy Corp.	7,128,305
101,533	American Electric Power Co., Inc.	8,438,408
57,311	NextEra Energy, Inc. (g)	13,245,718
		28,812,431

Electrical Equipment - 0.7%
94,517	AMETEK, Inc.	7,927,141

Entertainment - 0.6%
17,046	Netflix, Inc. (i)	7,156,763

Equity Real Estate Investment Trusts (REITs) - 4.2%
25,401	Alexandria Real Estate Equities, Inc.	3,990,243
29,632	American Tower Corp.	7,052,416
41,958	CoreSite Realty Corp.	5,084,890
45,342	Crown Castle International Corp.	7,228,875
96,059	CyrusOne, Inc.	6,738,539
111,717	Douglas Emmett, Inc.	3,406,251
67,270	Prologis, Inc.	6,002,502
17,008	Public Storage	3,154,134
46,377	Sun Communities, Inc.	6,233,069
		48,890,919

Food & Staples Retailing - 0.8%
29,288	Costco Wholesale Corp.	8,874,264

Food Products - 1.2%
110,850	Lamb Weston Holdings, Inc.	6,801,756
141,118	Mondelez International, Inc., Class A	7,259,110
		14,060,866

Healthcare Equipment & Supplies - 2.6%
149,170	Medtronic PLC	14,563,467
87,197	Stryker Corp.	16,256,137
		30,819,604

Healthcare Providers & Services - 0.7%
27,140	Anthem, Inc.	7,619,012

Hotels, Restaurants & Leisure - 2.5%
107,244	McDonald’s Corp. (g)	20,114,685
111,677	Starbucks Corp.	8,568,976
		28,683,661

Household Products - 0.9%
148,418	Church & Dwight Co., Inc.	10,387,776

Industrial Conglomerates - 2.0%
79,373	Honeywell International, Inc.	11,263,028
34,124	Roper Technologies, Inc.	11,637,308
		22,900,336

Insurance - 0.7%
38,701	Allstate Corp.	3,936,666
21,861	Willis Towers Watson PLC	3,897,597
		7,834,263

Interactive Media & Services - 1.7%
12,010	Alphabet, Inc., Class A (i)	16,173,867
3,056	Alphabet, Inc., Class C (i)	4,121,505
		20,295,372

Internet & Direct Marketing Retail - 0.7%
3,086	Amazon.com, Inc. (g)(i)	7,634,764

IT Services - 3.6%
45,547	Accenture PLC, Class A	8,434,849
53,490	Automatic Data Processing, Inc.	7,846,448
80,039	Broadridge Financial Solutions, Inc.	9,284,524
28,249	Mastercard, Inc., Class A	7,767,627
46,643	Visa, Inc., Class A	8,336,037
		41,669,485

Life Sciences Tools & Services - 0.6%
95,849	Agilent Technologies, Inc.	7,347,784

Machinery - 0.6%
114,280	Toro Co.	7,292,207

Media - 0.3%
97,404	Comcast Corp., Class A	3,665,312

Multi-Utilities - 1.0%
107,444	DTE Energy Co.	11,146,241

Oil, Gas & Consumable Fuels - 2.4%
87,000	Chevron Corp.	8,004,000
157,956	Exxon Mobil Corp.	7,340,215
79,970	Magellan Midstream Partners L.P.	3,289,166
143,770	Marathon Petroleum Corp.	4,612,142
123,943	ONEOK, Inc.	3,709,614
193,488	Southwestern Energy Co. (i)	624,966
		27,580,103

Personal Products - 1.4%
47,090	Estee Lauder Cos., Inc., Class A	8,306,676
165,981	Unilever NV	8,202,781
		16,509,457

Pharmaceuticals - 2.6%
99,530	Johnson & Johnson (g)	14,933,481
174,045	Merck & Co., Inc.	13,808,731
118,438	Teva Pharmaceutical Industries Ltd., ADR (i)	1,272,024
		30,014,236

Professional Services - 0.7%
107,838	TransUnion	8,496,556

Road & Rail - 0.7%
46,670	Norfolk Southern Corp.	7,985,237

Semiconductors & Semiconductor Equipment - 2.1%
56,427	Broadcom, Inc.	15,326,702
29,825	KLA Corp.	4,893,984
33,030	Texas Instruments, Inc.	3,833,792
		24,054,478

Software - 5.0%
32,726	Adobe, Inc. (i)	11,573,223
29,028	Intuit, Inc.	7,832,045
169,320	Microsoft Corp. (g)	30,343,837
167,826	Oracle Corp.	8,889,743
		58,638,848

Specialty Retail - 1.3%
70,878	Home Depot, Inc.	15,581,111

Technology Hardware, Storage & Peripherals - 1.4%
55,163	Apple, Inc. (g)	16,206,889

Textiles, Apparel & Luxury Goods - 1.1%
141,771	NIKE, Inc., Class B (g)	12,359,596

Tobacco - 0.7%
90,700	Altria Group, Inc.	3,559,975
55,916	Philip Morris International, Inc.	4,171,334
		7,731,309

Water Utilities - 0.5%
46,725	American Water Works Co., Inc. (g)	5,685,965

Total Common Stock (cost-$810,798,540)		745,116,041

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 25.4%
Airlines - 0.2%
$1,885	Southwest Airlines Co., 1.25%, 5/1/25	2,089,828

Auto Components - 0.3%
3,290	Meritor, Inc., 3.25%, 10/15/37	3,166,625

Auto Manufacturers - 0.9%
4,795	Tesla, Inc., 1.25%, 3/1/21	10,596,419

Banks - 0.2%
1,875	JPMorgan Chase Bank N.A., 0.125%, 1/1/23 (a)(b)	2,013,060

Beverages - 0.0%
155	Luckin Coffee, Inc., 0.75%, 1/15/25 (a)(b)	51,925

Biotechnology - 2.1%
	BioMarin Pharmaceutical, Inc.,
455	0.599%, 8/1/24	489,066
1,610	1.50%, 10/15/20	1,742,925
	Exact Sciences Corp.,
4,575	0.375%, 3/15/27	4,463,441
1,100	0.375%, 3/1/28	1,007,321

1,885	Halozyme Therapeutics, Inc., 1.25%, 12/1/24 (a)(b)	2,167,067
1,680	Illumina, Inc., 0.50%, 6/15/21	2,260,214
1,970	Insmed, Inc., 1.75%, 1/15/25	1,859,188
2,665	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	2,367,661
3,975	Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23	3,501,820
	PTC Therapeutics, Inc.,
1,565	1.50%, 9/15/26 (a)(b)	1,893,531
2,765	3.00%, 8/15/22	3,192,319
		24,944,553

Commercial Services - 0.6%
3,765	Chegg, Inc., 0.125%, 3/15/25	3,968,864
3,210	Square, Inc., 0.50%, 5/15/23	3,615,263
		7,584,127

Computers - 1.3%
3,800	CyberArk Software Ltd., zero coupon, 11/15/24 (a)(b)	3,547,239
	Lumentum Holdings, Inc.,
340	0.25%, 3/15/24	494,872
3,765	0.50%, 12/15/26 (a)(b)	3,994,139
2,570	Pure Storage, Inc., 0.125%, 4/15/23	2,372,367
1,150	Rapid7, Inc., 1.25%, 8/1/23	1,438,937
3,910	Western Digital Corp., 1.50%, 2/1/24	3,608,937
		15,456,491

Electronics - 0.6%
1,745	Fortive Corp., 0.875%, 2/15/22	1,684,759
1,815	OSI Systems, Inc., 1.25%, 9/1/22	1,748,146
1,915	SMART Global Holdings, Inc., 2.25%, 2/15/26 (a)(b)	1,692,381
1,590	Vishay Intertechnology, Inc., 2.25%, 6/15/25	1,469,297
		6,594,583

Energy-Alternate Sources - 0.2%
2,195	SunPower Corp., 4.00%, 1/15/23	1,780,694

Engineering & Construction - 0.3%
1,745	KBR, Inc., 2.50%, 11/1/23	1,850,791
2,570	Tutor Perini Corp., 2.875%, 6/15/21	2,120,250
		3,971,041

Entertainment - 0.3%
	Live Nation Entertainment, Inc.,
815	2.00%, 2/15/25 (a)(b)	643,131
2,465	2.50%, 3/15/23	2,360,485
		3,003,616

Equity Real Estate Investment Trusts (REITs) - 0.3%
3,460	Two Harbors Investment Corp., 6.25%, 1/15/22	3,444,862

Healthcare-Products - 1.1%
1,755	CONMED Corp., 2.625%, 2/1/24	1,863,591
4,940	Insulet Corp., 0.375%, 9/1/26 (a)(b)	5,566,762
2,365	NuVasive, Inc., 2.25%, 3/15/21	2,748,130
1,880	Repligen Corp., 0.375%, 7/15/24	2,243,169
		12,421,652

Healthcare-Services - 0.3%
870	Invitae Corp., 2.00%, 9/1/24 (a)(b)	802,963
890	Teladoc Health, Inc., 1.375%, 5/15/25	2,752,820
		3,555,783

Internet - 3.4%
2,840	Boingo Wireless, Inc., 1.00%, 10/1/23	2,518,402
3,960	Etsy, Inc., 0.125%, 10/1/26 (a)(b)	4,032,177
1,805	FireEye, Inc., 0.875%, 6/1/24	1,582,804
3,760	IAC Financeco 2, Inc., 0.875%, 6/15/26 (a)(b)	3,861,050
4,295	Okta, Inc., 0.125%, 9/1/25 (a)(b)	4,556,115
3,925	Proofpoint, Inc., 0.25%, 8/15/24 (a)(b)	4,083,851
4,770	Snap, Inc., 0.75%, 8/1/26 (a)(b)	4,952,403
3,680	Twitter, Inc., 0.25%, 6/15/24	3,440,012
	Wayfair, Inc.,
2,165	1.00%, 8/15/26 (a)(b)	2,208,324

1,640	1.125%, 11/1/24	2,020,275
1,670	Zendesk, Inc., 0.25%, 3/15/23	2,262,986
	Zillow Group, Inc.,
1,045	1.50%, 7/1/23	979,060
2,730	2.00%, 12/1/21	3,021,769
		39,519,228

Investment Companies - 0.3%
4,155	Prospect Capital Corp., 6.375%, 3/1/25	3,792,011

Iron/Steel - 0.1%
925	Cleveland-Cliffs, Inc., 1.50%, 1/15/25	679,807

Media - 1.5%
	DISH Network Corp.,
2,300	2.375%, 3/15/24	1,942,399
6,545	3.375%, 8/15/26	5,321,739
1,395	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)	2,054,969
	Liberty Media Corp.,
2,095	1.00%, 1/30/23	2,228,736
1,865	1.375%, 10/15/23	1,953,617
3,955	2.75%, 12/1/49 (a)(b)	3,705,669
325	World Wrestling Entertainment, Inc., 3.375%, 12/15/23	615,401
		17,822,530

Oil, Gas & Consumable Fuels - 0.3%
4,240	Chesapeake Energy Corp., 5.50%, 9/15/26	233,200
2,400	Ensco Jersey Finance Ltd., 3.00%, 1/31/24	450,848
1,505	EQT Corp., 1.75%, 5/1/26 (a)(b)	1,690,868
2,000	Nabors Industries, Inc., 0.75%, 1/15/24	240,003
465	Oil States International, Inc., 1.50%, 2/15/23	178,252
2,385	Transocean, Inc., 0.50%, 1/30/23	512,775
		3,305,946

Pharmaceuticals - 1.4%
3,035	DexCom, Inc., 0.75%, 12/1/23	6,400,575
1,520	Flexion Therapeutics, Inc., 3.375%, 5/1/24	1,139,450
2,965	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	3,908,241
1,760	Jazz Investments I Ltd., 1.875%, 8/15/21	1,719,213
1,115	Sarepta Therapeutics, Inc., 1.50%, 11/15/24	1,969,090
835	Supernus Pharmaceuticals, Inc., 0.625%, 4/1/23	717,056
		15,853,625

Pipelines - 0.3%
7,160	Cheniere Energy, Inc., 4.25%, 3/15/45	3,842,871

Retail - 0.3%
755	Burlington Stores, Inc., 2.25%, 4/15/25 (a)(b)	803,845
630	Guess?, Inc., 2.00%, 4/15/24 (a)(b)	405,956
2,630	RH, zero coupon, 6/15/23	2,569,181
		3,778,982

Semiconductors - 2.0%
145	Advanced Micro Devices, Inc., 2.125%, 9/1/26	950,444
2,195	Cree, Inc., 0.875%, 9/1/23	2,223,809
	Inphi Corp.,
680	0.75%, 9/1/21	1,192,975
2,835	0.75%, 4/15/25 (a)(b)	2,997,672
7,910	Microchip Technology, Inc., 1.625%, 2/15/27	9,904,744
255	Micron Technology, Inc., 3.125%, 5/1/32, Ser. D	1,226,187
3,505	ON Semiconductor Corp., 1.625%, 10/15/23	3,828,355
1,605	Veeco Instruments, Inc., 2.70%, 1/15/23	1,338,624
		23,662,810

Software - 6.4%
	Akamai Technologies, Inc.,
4,870	0.125%, 5/1/25	5,803,662
760	0.375%, 9/1/27 (a)(b)	794,904
4,165	Alteryx, Inc., 0.50%, 8/1/24 (a)(b)	3,981,628
2,170	Atlassian, Inc., 0.625%, 5/1/23	4,217,740
1,465	Avaya Holdings Corp., 2.25%, 6/15/23	1,177,494
2,760	Coupa Software, Inc., 0.125%, 6/15/25 (a)(b)	3,523,261
2,700	DocuSign, Inc., 0.50%, 9/15/23	4,220,370
1,660	Envestnet, Inc., 1.75%, 6/1/23	1,852,975
1,575	Everbridge, Inc., 0.125%, 12/15/24 (a)(b)	1,864,556
	Evolent Health, Inc.,

2,220	1.50%, 10/15/25	1,377,732
1,945	2.00%, 12/1/21	1,690,934
875	Five9, Inc., 0.125%, 5/1/23	2,000,513
3,910	j2 Global, Inc., 1.75%, 11/1/26 (a)(b)	3,677,651
3,080	LivePerson, Inc., 0.75%, 3/1/24 (a)(b)	2,875,416
3,840	MongoDB, Inc., 0.25%, 1/15/26 (a)(b)	4,028,847
2,075	New Relic, Inc., 0.50%, 5/1/23	1,879,120
2,705	Nutanix, Inc., zero coupon, 1/15/23	2,331,202
1,450	Pegasystems, Inc., 0.75%, 3/1/25 (a)(b)	1,409,094
2,130	Pluralsight, Inc., 0.375%, 3/1/24	1,803,045
3,410	RingCentral, Inc., zero coupon, 3/1/25 (a)(b)	3,305,921
1,475	ServiceNow, Inc., zero coupon, 6/1/22	3,873,936
1,335	Slack Technologies, Inc., 0.50%, 4/15/25 (a)(b)	1,485,622
	Splunk, Inc.,
2,115	0.50%, 9/15/23	2,437,531
3,200	1.125%, 9/15/25	3,752,678
1,355	Twilio, Inc., 0.25%, 6/1/23	2,254,784
3,000	Workday, Inc., 0.25%, 10/1/22	3,684,855
2,805	Zynga, Inc., 0.25%, 6/1/24 (a)(b)	3,129,328
		74,434,799

Telecommunications - 0.4%
2,950	Viavi Solutions, Inc., 1.00%, 3/1/24	3,320,594
1,290	Vonage Holdings Corp., 1.75%, 6/1/24 (a)(b)	1,162,866
		4,483,460

Transportation - 0.3%
2,420	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	2,261,188
2,065	Greenbrier Cos., Inc., 2.875%, 2/1/24	1,664,319
		3,925,507

Total Convertible Bonds & Notes (cost-$303,775,710)		295,776,835

Shares
CONVERTIBLE PREFERRED STOCK - 5.4%
Banks - 1.5%
5,805	Bank of America Corp., 7.25% Ser. L (e)	8,024,832
7,135	Wells Fargo & Co., 7.50% Ser. L (e)	9,980,723
		18,005,555

Chemicals - 0.2%
55,950	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	2,660,423

Diversified Financial Services - 0.2%
63,045	AMG Capital Trust II, 5.15%, 10/15/37	2,281,866

Electric Utilities - 0.7%
77,170	NextEra Energy, Inc., 5.279%, 3/1/23	3,332,972
24,295	Sempra Energy, 6.00%, 1/15/21 Ser. A	2,485,622
39,150	Southern Co., 6.75%, 8/1/22	1,853,361
		7,671,955

Electronics - 0.2%
2,130	Fortive Corp., 5.00%, 7/1/21 Ser. A	1,767,431

Environmental Services - 0.2%
42,690	GFL Environmental Inc., 6.00%, 3/15/23	2,092,237

Equity Real Estate Investment Trusts (REITs) - 0.5%
4,430	Crown Castle International Corp., 6.875%, 8/1/20 Ser. A	6,170,990

Hand/Machine Tools - 0.3%
	Stanley Black & Decker, Inc.,
2,535	5.25%, 11/15/22	201,558
39,550	5.375%, 5/15/20	3,165,977
		3,367,535

Healthcare-Products - 0.8%
50,060	Avantor, Inc., 6.25%, 5/15/22 Ser. A	2,882,455

5,070	Danaher Corp., 4.75%, 4/15/22 Ser. A	6,028,838
		8,911,293

Insurance - 0.1%
15,750	Assurant, Inc., 6.50%, 3/15/21 Ser. D	1,686,825

Oil, Gas & Consumable Fuels - 0.0%
45,100	ATP Oil & Gas Corp., 8.00% (cost - $4,510,000; purchased 9/23/09) (a)(b)(d)(e)(f)(h)	4
15,975	Nabors Industries Ltd., 6.00%, 5/1/21 Ser. A	54,155
213,230	Sanchez Energy Corp., 6.50% Ser. B (e)	81,050
		135,209

Pharmaceuticals - 0.1%
37,945	Elanco Animal Health, Inc., 5.00%, 2/1/23	1,745,470

Semiconductors - 0.6%
6,400	Broadcom, Inc., 8.00%, 9/30/22 Ser. A	6,511,616

Total Convertible Preferred Stock (cost-$75,128,412)		63,008,405

Principal Amount (000s)
CORPORATE BONDS & NOTES - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
$4,647	Cobalt International Energy, Inc., 7.75%, 12/1/23 (c) (cost-$1,895,653)	143,639

Repurchase Agreements - 5.3%
61,119	State Street Bank and Trust Co., dated 4/30/20, 0.00%, due 5/1/20, proceeds $61,119,000; collateralized by U.S. Treasury Notes, 1.875%, due 8/31/22, valued at $62,351,134 including accrued interest (cost-$61,119,000)	61,119,000

Total Investments, before options written (cost-$1,252,717,315)-100.2%		1,165,163,920

Total Options Written -(0.2)% (premiums received-$2,321,293) (i)(j)(k)		(2,841,609)

Total Investments, net of options written (cost-$1,250,396,022) (l)-100.0%		1,162,322,311

Other assets less other liabilities-0.0%		492,544

Net Assets-100.0%		$1,162,814,855

Notes to Schedule of Investments:

^ Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and under normal circumstances. Exchange-traded funds (“ETFs”) are valued at their current market trading price. AllianzGI Dividend, Interest & Premium Strategy Fund’s (the “Fund”) investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of the Fund is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors, where appropriate. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of the Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

† Effective April 30, 2020, the AllianzGI NFJ Dividend, Interest & Premium Strategy Fund changed its name to AllianzGI Dividend, Interest & Premium Strategy Fund.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $88,964,195, representing 7.7% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $88,964,195, representing 7.7% of net assets.
(c)	In default.
(d)	Fair-Valued—Security with a value of $4, representing less than 0.05% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Restricted. The cost of such security is $4,510,000. The value is $4, representing less than 0.05% of net assets.
(i)	Non-income producing.
(j)	Exchange traded-Chicago Board Options Exchange.
(k)	Exchange traded option contracts outstanding at April 30, 2020:

Options written contracts outstanding at April 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Accenture PLC	175.00 USD	5/15/20	(185)	$(18,500)	$(238,650)	$(70,013)	$(168,637)
Agilent Technologies, Inc.	87.50 USD	5/15/20	(600)	(60,000)	(11,100)	(26,449)	15,349
Alphabet, Inc.	1,240.00 USD	5/15/20	(30)	(3,000)	(332,700)	(72,238)	(260,462)
Amazon.com, Inc.	2,580.00 USD	5/15/20	(12)	(1,200)	(69,810)	(73,927)	4,117
American Express Co.	95.00 USD	5/15/20	(295)	(29,500)	(58,263)	(56,934)	(1,329)
Ameriprise Financial, Inc.	125.00 USD	5/15/20	(250)	(25,000)	(34,375)	(50,791)	16,416
Apple, Inc.	305.00 USD	5/15/20	(250)	(25,000)	(108,125)	(79,498)	(28,627)
Broadcom, Inc.	290.00 USD	5/15/20	(220)	(22,000)	(47,300)	(85,288)	37,988
Chevron Corp.	92.50 USD	5/15/20	(400)	(40,000)	(127,400)	(88,216)	(39,184)
Cisco Systems, Inc.	46.00 USD	5/15/20	(900)	(90,000)	(24,750)	(42,299)	17,549
Citigroup, Inc.	47.50 USD	5/15/20	(644)	(64,400)	(167,762)	(104,002)	(63,760)
Citigroup, Inc.	50.00 USD	5/15/20	(644)	(64,400)	(93,702)	(63,755)	(29,947)
Comcast Corp.	37.50 USD	5/15/20	(830)	(83,000)	(96,695)	(54,779)	(41,916)
Costco Wholesale Corp.	345.00 USD	5/15/20	(180)	(18,000)	(2,610)	(28,733)	26,123
Exxon Mobil Corp.	47.50 USD	5/15/20	(800)	(80,000)	(119,200)	(63,199)	(56,001)
Home Depot, Inc.	230.00 USD	5/15/20	(350)	(35,000)	(60,025)	(67,198)	7,173
Honeywell International, Inc.	145.00 USD	5/15/20	(325)	(32,500)	(103,025)	(113,247)	10,222
Johnson & Johnson	160.00 USD	5/15/20	(400)	(40,000)	(12,800)	(63,199)	50,399
JPMorgan Chase & Co.	95.00 USD	5/15/20	(592)	(59,200)	(235,320)	(191,212)	(44,108)
Lockheed Martin Corp.	425.00 USD	5/15/20	(182)	(18,200)	(15,925)	(88,814)	72,889
Marathon Petroleum Corp.	25.00 USD	5/15/20	(370)	(37,000)	(274,725)	(55,869)	(218,856)
Marathon Petroleum Corp.	30.00 USD	5/15/20	(500)	(50,000)	(170,000)	(21,999)	(148,001)
McDonald’s Corp.	200.00 USD	5/15/20	(430)	(43,000)	(33,110)	(85,138)	52,028
Medtronic PLC	110.00 USD	5/15/20	(600)	(60,000)	(5,700)	(57,599)	51,899
Microsoft Corp.	190.00 USD	5/15/20	(630)	(63,000)	(52,920)	(200,192)	147,272
Morgan Stanley	42.00 USD	5/15/20	(700)	(70,000)	(36,400)	(66,599)	30,199
NIKE, Inc.	100.00 USD	5/29/20	(600)	(60,000)	(9,600)	(62,999)	53,399
Oracle Corp.	60.00 USD	5/15/20	(1,170)	(117,000)	(4,095)	(24,569)	20,474
PNC Financial Services Group, Inc.	105.00 USD	5/15/20	(295)	(29,500)	(153,400)	(50,149)	(103,251)
Starbucks Corp.	82.50 USD	5/15/20	(450)	(45,000)	(22,500)	(66,078)	43,578
Stryker Corp.	200.00 USD	5/15/20	(350)	(35,000)	(36,750)	(102,548)	65,798
Visa, Inc.	185.00 USD	5/15/20	(150)	(15,000)	(43,875)	(29,699)	(14,176)
Visa, Inc.	185.00 USD	5/29/20	(95)	(9,500)	(38,997)	(14,064)	(24,933)
Total options written contracts					$(2,841,609)	$(2,321,293)	$(520,316)

(l)	At April 30, 2020, the cost basis of portfolio securities for federal income tax purposes was $1,251,188,939. Gross unrealized appreciation was $52,067,182; gross unrealized depreciation was $140,933,810; and net unrealized depreciation was $88,866,628. The difference between book and tax cost was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•	Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs
•	Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally acceptable in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at April 30, 2020 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/20
Investments in Securities - Assets
Common Stock	$745,116,041	—	—	$745,116,041
Convertible Bonds & Notes	—	$295,776,835	—	295,776,835
Convertible Preferred Stock:
Diversified Financial Services	—	2,281,866	—	2,281,866
Oil, Gas & Consumable Fuels	54,155	81,050	$4	135,209
All Other	60,591,330	—	—	60,591,330
Corporate Bonds & Notes	—	143,639	—	143,639
Repurchase Agreements	—	61,119,000	—	61,119,000
	805,761,526	359,402,390	4	1,165,163,920

Investments in Securities - Liabilities
Options Written:
Market Price	(2,841,609)	—	—	(2,841,609)
Totals	$802,919,917	$359,402,390	$4	$1,162,322,311

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2020, was as follows:

	Beginning Balance 1/31/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 4/30/20
Investments in Securities - Assets
Convertible Preferred Stock:
Oil, Gas & Consumable Fuels	$4	$—	$—	$—	$—	$—	$—	$—	$4

The table above may include Level 3 investments that are valued by brokers or independent pricing services.

There was no change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2020.

Glossary

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust